PROVISION FOR INCOME TAXES (Details 1) - USD ($)	Aug. 31, 2018	Aug. 31, 2017
Income Tax Disclosure [Abstract]
NOL Carryover	$ (578,959)	$ (100,330)
Valuation allowance	578,959	100,330
Net deferred tax asset	$ 0	$ 0